BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
Schedule of balances and transactions with related parties
•	Companies under section 33 - Law No. 19,550 – Associates

CURRENT ASSETS	As of December 31,
Trade receivables	2020	2019
Ver TV	2	—
	2	—
Other receivables
La Capital Cable	105	49
TSMA	3	30
Ver TV	10	78
	118	157
CURRENT LIABILITIES
Other liabilities
Televisora Privada del Oeste S.A.	3	3
	3	3

•	Related parties

CURRENT ASSETS	As of December 31,
Trade receivables	2020	2019
Other Related parties	163	186
	163	186
Other receivables
Other related parties	32	—
	32	—
CURRENT LIABILITIES
Trade payables
Other Related parties	913	1,200
	913	1,200

•      Companies under section 33 - Law No. 19,550– Associates

	Transaction	Years ended December 31,
		2020	2019	2018
		Profit (loss)
		Revenues
La Capital Cable	Services revenues and other revenues	44	68	101
Ver TV	Services revenues	1	—	—
		45	68	101
		Operating costs
La Capital Cable	Fees for services	(53)	(53)	(50)
		(53)	(53)	(50)
		Financial results
Ver TV	Interests	33	—	—
La Capital Cable	Interests	15	—	—
		48	—	—

•	Related Parties

	Transaction	Years ended December 31,
		2020	2019	2018
		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	212	225	260
		212	225	260
		Operating costs
Other Related parties	Programming costs	(3,178)	(3,320)	(3,374)
Other Related parties	Editing and distribution of magazines	(751)	(946)	(1,168)
Other Related parties	Advisory services	(481)	(457)	(493)
Other Related parties	Advertising purchases	(495)	(636)	(837)
Other Related parties	Other purchases and commissions	(153)	(117)	(229)
		(5,058)	(5,476)	(6,101)